S000028683 [Member] Expense Example - Variable Portfolio - Aggressive Portfolio	Dec. 31, 2025 USD ($)
Variable Portfolio - Aggressive Portfolio Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Variable Portfolio - Aggressive Portfolio Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Variable Portfolio - Aggressive Portfolio Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978